Average Annual Total Returns - Retail Class - Transamerica Asset Allocation - Conservative Portfolio	A 1 Year	A 5 Years	A 10 Years	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	C 1 Year	C 5 Years	C 10 Years	C Inception Date	I 1 Year	I 5 Years	I 10 Years	I Inception Date	R 1 Year	R 5 Years	R 10 Years	R Inception Date	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years		Wilshire 5000 Total Market IndexSM (reflects no deduction for fees, expenses or taxes) 1 Year	Wilshire 5000 Total Market IndexSM (reflects no deduction for fees, expenses or taxes) 5 Years	Wilshire 5000 Total Market IndexSM (reflects no deduction for fees, expenses or taxes) 10 Years
Total	6.92%	5.90%	5.08%	Mar. 01, 2002	5.60%	4.28%	3.50%	4.53%	4.14%	3.51%	11.33%	6.29%	4.93%	Nov. 11, 2002	13.51%	7.33%	5.95%	Nov. 30, 2009	12.85%	6.72%	5.33%	Jun. 15, 2006	7.51%	4.44%	3.84%	11.25%	[1]	7.75%	[1]	6.78%	[1]	22.18%	15.56%	13.69%

[1]	Effective August 28, 2020, the Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark (consists of Bloomberg Barclays US Aggregate Bond Index, 65% and MSCI World Index, 35%) became the fund’s secondary benchmark to make more meaningful comparisons of the fund’s performance relative to the investment strategies it employs. Prior to August 28, 2020, the fund’s secondary benchmark was the Wilshire 5000 Total Market IndexSM.